Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill [Abstract]
Goodwill

4. Goodwill

Pursuant to the acquisition agreement with Jifu, the Company will issue an aggregate of 30,000,000 shares of the Company's common stock at market price at approximate $0.07 per share. The transaction was shown as below:

	RMB	USD
Cost of acquisition	$12,873,000	$2,100,000
Net assets of Jifu	10,136,450	1,653,581
Goodwill balance at March 31, 2014	2,736,550	446,419

4. Goodwill

Pursuant to the acquisition agreement with Jifu, the Company will issue an aggregate of 30,000,000 shares of the Company's common stock at market price at approximate $0.07 per share. The transaction was shown as below:

	RMB	USD
Cost of acquisition	$12,873,000	$2,100,000
Net assets of Jifu	10,136,450	1,653,581
Goodwill balance at December 31, 2013	2,736,550	446,419